Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 40 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	3 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2017	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2017		7,861	1,159	682	350	10,052	2,333	3,288	2,322	7,943	17,995
Additions		344	31	1,009	7	1,391	—	—	—	—	1,391
Acquired through business combinations		98	830	—	103	1,031	110	246	—	356	1,387
Transfers		407	—	—	—	407	—	—	(1)	(1)	406
Retirements and disposals		(21)	(20)	—	(55)	(96)	—	—	—	—	(96)
Impairment losses recognized in earnings	8	—	—	—	(12)	(12)	—	—	(70)	(70)	(82)
Amortization included in operating costs		—	—	(950)	—	(950)	—	—	—	—	(950)
December 31, 2017		8,689	2,000	741	393	11,823	2,443	3,534	2,251	8,228	20,051
ACCUMULATED AMORTIZATION
January 1, 2017		5,316	513	—	168	5,997	—	—	—	—	5,997
Amortization		672	102	—	39	813	—	—	—	—	813
Retirements and disposals		(21)	—	—	(52)	(73)	—	—	—	—	(73)
Other		9	—	—	—	9	—	—	—	—	9
December 31, 2017		5,976	615	—	155	6,746	—	—	—	—	6,746
NET CARRYING AMOUNT
January 1, 2017		2,545	646	682	182	4,055	2,333	3,288	2,322	7,943	11,998
December 31, 2017		2,713	1,385	741	238	5,077	2,443	3,534	2,251	8,228	13,305

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2016	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2016		6,906	866	577	325	8,674	2,333	3,267	2,334	7,934	16,608
Additions		412	—	973	17	1,402	—	21	—	21	1,423
Acquired through business combinations		—	293	—	8	301	—	—	—	—	301
Transfers		615	—	—	—	615	—	—	—	—	615
Retirements and disposals		(72)	—	—	—	(72)	—	—	—	—	(72)
Business dispositions		—	—	—	—	—	—	—	(4)	(4)	(4)
Impairment losses recognized in earnings	8	—	—	—	—	—	—	—	(8)	(8)	(8)
Amortization included in operating costs		—	—	(868)	—	(868)	—	—	—	—	(868)
December 31, 2016		7,861	1,159	682	350	10,052	2,333	3,288	2,322	7,943	17,995
ACCUMULATED AMORTIZATION
January 1, 2016		4,824	466	—	142	5,432	—	—	—	—	5,432
Amortization		558	47	—	26	631	—	—	—	—	631
Retirements and disposals		(69)	—	—	—	(69)	—	—	—	—	(69)
Other		3	—	—	—	3	—	—	—	—	3
December 31, 2016		5,316	513	—	168	5,997	—	—	—	—	5,997
NET CARRYING AMOUNT
January 1, 2016		2,082	400	577	183	3,242	2,333	3,267	2,334	7,934	11,176
December 31, 2016		2,545	646	682	182	4,055	2,333	3,288	2,322	7,943	11,998